MATERIAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Material Accounting Policies
MATERIAL ACCOUNTING POLICIES

2)	MATERIAL ACCOUNTING POLICIES

These consolidated financial statements were prepared in accordance with International Financial Reporting Standards Accounting Standards as issued by the International Accounting Standards Board (IFRS Accounting Standards).

The preparation of the consolidated financial statements requires the use of estimates and assumptions which affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the profit and loss amounts for the year. The consolidated financial statements also reflect various estimates and assumptions including, but not limited to: adjustments to the provision for expected credit losses associated with the credit risk of financial assets and liabilities; estimates of the fair value of financial instruments; depreciation and amortization rates; impairment losses on non-financial assets; the useful life of intangible assets; evaluation of the realization of deferred tax assets; assumptions for the calculation of insurance contract liabilities; provisions for contingencies and provisions for potential losses arising from fiscal and tax uncertainties. The areas involving a higher degree of judgment or complexity or areas where assumptions and estimates are significant to the consolidated financial statements, are disclosed in Note 4.

The accounting policies described below have been applied in all periods presented and by all entities within the Organization, including equity-accounted investees.

Some numbers included in these consolidated financial statements have been subject to rounding adjustments. Therefore, the values indicated as totals in some tables may not be the arithmetic sum of the numbers that precede them.

a) Consolidation

The consolidated financial statements include the financial statements of Bradesco and those of its direct and indirect subsidiaries, including exclusive mutual funds and special purpose entities.

The main subsidiaries included in the consolidated financial statements are as follows:

	Headquarters' location	Activity	Equity interest		Total participation of the Voting Capital
			On December 31, 2025	On December 31, 2024	On December 31, 2025	On December 31, 2024
Financial Sector – Brazil
Ágora Corretora de Títulos e Valores Mobiliários S.A.	São Paulo - Brazil	Brokerage	100.00%	100.00%	100.00%	100.00%
Banco Bradescard S.A.	São Paulo - Brazil	Credit Card	100.00%	100.00%	100.00%	100.00%
Banco Bradesco BBI S.A.	São Paulo - Brazil	Investment bank	100.00%	100.00%	100.00%	100.00%
Banco Bradesco BERJ S.A.	São Paulo - Brazil	Banking	100.00%	100.00%	100.00%	100.00%
Banco Bradesco Financiamentos S.A.	São Paulo - Brazil	Banking	100.00%	100.00%	100.00%	100.00%
Banco Losango S.A. Banco Múltiplo	Rio de Janeiro - Brazil	Banking	100.00%	100.00%	100.00%	100.00%
Bradesco Administradora de Consórcios Ltda.	São Paulo - Brazil	Consortium management	100.00%	100.00%	100.00%	100.00%
Bradesco Leasing S.A. Arrendamento Mercantil	São Paulo - Brazil	Leases	100.00%	100.00%	100.00%	100.00%
Bradesco-Kirton Corretora de Câmbio S.A.	São Paulo - Brazil	Exchange Broker	99.97%	99.97%	99.97%	99.97%
Bradesco S.A. Corretora de Títulos e Valores Mobiliários	São Paulo - Brazil	Brokerage	100.00%	100.00%	100.00%	100.00%
Kirton Bank S.A. Banco Múltiplo	São Paulo - Brazil	Banking	100.00%	100.00%	100.00%	100.00%
Banco Digio S.A.	São Paulo - Brazil	Digital Bank	100.00%	100.00%	100.00%	100.00%
Tivio Capital Distribuidora de Títulos e Valores Mobiliários S.A.	São Paulo - Brazil	Asset management	61.56%	51.00%	61.56%	51.00%
Tempo Serviços Ltda.	Minas Gerais - Brazil	Services	100.00%	100.00%	100.00%	100.00%
Financial Sector – Overseas
Banco Bradesco Europa S.A. (1)	Luxembourg - Luxembourg	Banking	100.00%	100.00%	100.00%	100.00%
Banco Bradesco S.A. Grand Cayman Branch (1)	Georgetown - Cayman Islands	Banking	100.00%	100.00%	100.00%	100.00%
Banco Bradesco S.A. New York Branch (1)	New York - United States	Banking	100.00%	100.00%	100.00%	100.00%
Bradesco Securities, Inc. (1)	New York - United States	Brokerage	100.00%	100.00%	100.00%	100.00%
Bradesco Securities, UK. Limited (1)	London - United Kingdom	Brokerage	100.00%	100.00%	100.00%	100.00%
Bradesco Securities, Hong Kong Limited (1)	Hong Kong - China	Brokerage	100.00%	100.00%	100.00%	100.00%
Bradescard México, Sociedad de Responsabilidad Limitada (2)	Jalisco - Mexico	Credit Card	100.00%	100.00%	100.00%	100.00%
Bradesco Bank (3)	Florida - United States	Banking	100.00%	100.00%	100.00%	100.00%
Insurance, Pension Plan and Capitalization Bond Sector - In Brazil
Bradesco Auto/RE Companhia de Seguros	Rio de Janeiro - Brazil	Insurance	100.00%	100.00%	100.00%	100.00%
Bradesco Capitalização S.A.	São Paulo - Brazil	Capitalization bonds	100.00%	100.00%	100.00%	100.00%
Bradesco Saúde S.A.	Rio de Janeiro - Brazil	Insurance/health	100.00%	100.00%	100.00%	100.00%
Bradesco Seguros S.A.	São Paulo - Brazil	Insurance	99.96%	99.96%	99.96%	99.96%
Bradesco Vida e Previdência S.A.	São Paulo - Brazil	Pension plan/Insurance	100.00%	100.00%	100.00%	100.00%
Odontoprev S.A. (4)	São Paulo - Brazil	Dental care	53.54%	52.89%	53.54%	52.89%
Insurance - Overseas
Bradesco Argentina de Seguros S.A. (1) (4)	Buenos Aires - Argentina	Insurance	99.98%	99.98%	99.98%	99.98%

	Headquarters' location	Activity	Equity interest		Total participation of the Voting Capital
			On December 31, 2025	On December 31, 2024	On December 31, 2025	On December 31, 2024
Other Activities - Brazil
Andorra Holdings S.A.	São Paulo - Brazil	Holding	100.00%	100.00%	100.00%	100.00%
Bradseg Participações S.A.	São Paulo - Brazil	Holding	100.00%	100.00%	100.00%	100.00%
Nova Paiol Participações Ltda.	São Paulo - Brazil	Holding	100.00%	100.00%	100.00%	100.00%
Bradescor Corretora de Seguros Ltda.	São Paulo - Brazil	Insurance Brokerage	100.00%	100.00%	100.00%	100.00%
BSP Empreendimentos Imobiliários S.A.	São Paulo - Brazil	Real estate	100.00%	100.00%	100.00%	100.00%
Cia. Securitizadora de Créditos Financeiros	São Paulo - Brazil	Credit acquisition	100.00%	100.00%	100.00%	100.00%
Investment Funds (5)
Bradesco FIC FI RF Cred Priv Premium PGBL/VGBL	São Paulo - Brazil	Investment Fund	100.00%	100.00%	100.00%	100.00%
Brad Priv Performance FICFI RF Cred PRIV PGBL/VGBL	São Paulo - Brazil	Investment Fund	100.00%	100.00%	100.00%	100.00%
Brad Private PB FIC FI RF Cred Priv PGBL/VGBL	São Paulo - Brazil	Investment Fund	100.00%	100.00%	100.00%	100.00%
Bradesco Ultra PGBL/VGBL FIC FI RF Cred Priv	São Paulo - Brazil	Investment Fund	100.00%	100.00%	100.00%	100.00%
Bradesco FIC de FI Renda Fixa A PGBL/VGBL	São Paulo - Brazil	Investment Fund	100.00%	100.00%	100.00%	100.00%
Bradesco FI Referenciado DI União	São Paulo - Brazil	Investment Fund	92.86%	92.90%	92.86%	92.90%
Alpha Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	São Paulo - Brazil	Investment Fund	100.00%	100.00%	100.00%	100.00%
Bradesco FIC FI R.F. PGBL/VGBL Fix Plus	São Paulo - Brazil	Investment Fund	100.00%	100.00%	100.00%	100.00%
Bradesco Fundo de Investimento RF Memorial	São Paulo - Brazil	Investment Fund	100.00%	100.00%	100.00%	100.00%
Bradesco Multigestores CRPR Prev PGBL/VGBL FIC FIM	São Paulo - Brazil	Investment Fund	100.00%	100.00%	100.00%	100.00%
(1)	The functional currency of these companies abroad is the Brazilian Real;
(2)	The functional currency of this company is the Mexican Peso;
(3)	The functional currency of this company is the US Dollar;
(4)	Accounting information used with date lag of up to 60 days; and
(5)	The investment funds in which Bradesco assumes or substantially retains the risks and benefits were consolidated.

i.	Subsidiaries

Subsidiaries are all companies over which the Organization has control. The Organization has control over an investee if it is exposed to, or has rights to, variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The subsidiaries are fully consolidated from the date at which the Organization obtains control over its activities until the date this control ceases.

For acquisitions meeting the definition of a business combination, the acquisition method of accounting is used. The cost of acquisition is measured as the fair value of the consideration, including assets given, equity instruments issued and liabilities incurred or assumed at the date of exchange. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date, irrespective of the extent of any non-controlling interest. The excess of the consideration given over the fair value of the Company’s share of the identifiable net assets and non-controlling interest acquired is recorded as goodwill. Any goodwill arising from business combinations is tested for impairment at least once a year and whenever events or changes in circumstances may indicate the need for an impairment write-down. If the cost of acquisition is less than the fair value of the Company’s share of the net assets acquired, the difference is recognized directly in the consolidated statement of income.

For acquisitions not meeting the definition of a business combination, the Organization allocates the cost between the individual identifiable assets and liabilities. The cost of acquired assets and liabilities is determined by (a) recognizing financial assets and liabilities at their fair value at the acquisition date; and (b) allocating the remaining balance of the cost of purchasing assets and assuming liabilities to individual assets and liabilities, other than financial instruments, based on their relative fair values of these instruments at the acquisition date.

ii.	Associates

Companies are classified as associates if the Organization has significant influence, but not control, over the operating and financial management policy decisions. Normally significant influence is presumed when the Organization holds in excess of 20%, but no more than 50%, of the voting rights. Even if less than 20% of the voting rights are held, the Organization could still have significant influence through its participation in the management of the investee or representations on its Board of Directors, providing it has executive power; i.e. voting power.

Investments in associates are recorded in the Organization’s consolidated financial statements using the equity method and are initially recognized at cost. The investments in associates include goodwill (net of any impairment losses) identified at the time of acquisition.

iii.	Joint ventures

The Organization has contractual agreements in which two or more parties undertake activities subject to joint control. Joint control is the contractual sharing of control over an activity and it exists only if strategic, financial and operating decisions are made on a unanimous basis by the parties. A joint venture is a collaborative arrangement in which the Organization, along with other parties, holding joint control, have rights to the net assets resulting from the agreement they have established. Investments in joint ventures are recorded in the consolidated financial statements of the Organization using the equity method.

iv.	Structured entities

Structured entities are consolidated when the Organization has control. The Organization has control over a structured entity if it is exposed to, or has rights to, variable returns from its involvement with the structured entity and has the ability to affect those returns through its power over the structured entity.

v.	Transactions with and interests of non-controlling shareholders

The Organization applies a policy of treating transactions with non-controlling interests as transactions with equity owners of the Bank. For purchases of equity from non-controlling interests, the difference between any consideration paid and the share of the carrying value of net assets of the subsidiary acquired is recorded in equity. Gains or losses on sales to non-controlling shareholders are also recorded in equity.

Profits or losses attributable to non-controlling interests are presented in the consolidated statements of income under this title.

vi.	Balances and transactions eliminated in the consolidation

Intra-Organization transactions and balances (except for foreign currency transaction gains and losses) are eliminated in the consolidation process, including any unrealized profits or losses resulting from operations between the companies except when unrealized losses indicate an impairment loss of the asset transferred which should be recognized in the consolidated financial statements. Consistent accounting policies as well as similar valuation methods for similar transactions, events and circumstances are used throughout the Organization for the purposes of consolidation.

b)	Foreign currency translation

i.	Functional and presentation currency

Items included in the consolidated financial statements of each of the Organization’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in Brazilian Reais (R$), which is the Company’s presentation currency. The domestic and foreign subsidiaries use the Real as their functional currency, except for the subsidiary in Mexico, which has the Mexican Peso as its functional currency, and Bradesco Bank, which has the US dollar as its functional currency.

ii.	Transactions and balances

Foreign currency transactions, which are denominated or settled in a foreign currency, are translated into the functional currency using the exchange rates prevailing on the dates of the transactions.

Monetary items denominated in foreign currency are translated at the closing exchange rate as at the reporting date. Non-monetary items measured at historical cost denominated in a foreign currency are translated at exchange rate on the date of initial recognition; non-monetary items in a foreign currency that are measured at fair value are translated using the exchange rates on the date when the fair value was determined.

Foreign exchange gains and losses resulting from the settlement of foreign currency transactions and from the translation at each period exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statement of income as “Net gains/(losses) of foreign currency transactions”.

In the case of changes in the fair value of monetary assets denominated in foreign currency classified as financial assets at fair value through other comprehensive income, a distinction is made between translation differences resulting from changes in amortized cost of the security and other changes in the carrying amount of the security. Translation differences related to changes in the amortized cost are recognized in the consolidated statement of income, and other changes in the carrying amount, except impairment, are recognized in equity.

iii.	Foreign operations

The results and financial position of all foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	Assets and liabilities for each consolidated statement of financial position presented are translated at the closing rate at the reporting date;

•	Income and expenses for each consolidated statement of income are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rate prevailing on the transaction dates, in which case income and expenses are translated at the rates in effect on the dates of the transactions); and

•	All resulting exchange differences are recognized in other comprehensive income.

Exchange differences arising from the above process are presented in equity as “Foreign currency translation adjustment”.

On consolidation, exchange differences arising from the translation of the net investment in foreign entities are taken to “Other comprehensive income”. If the operation is a non-wholly owned subsidiary, then the relevant proportion of the transaction difference is allocated to the non-controlling interest. When a foreign operation is partially sold or disposed, such exchange differences, which were recognized in equity, are recognized in the consolidated statement of income as part of the gain or loss on sale.

c)	Cash and cash equivalents

Cash and cash equivalents include: cash, bank deposits, unrestricted balances held with the Central Bank of Brazil and other highly liquid short-term investments, with original maturities of three months or less and which are subject to insignificant risk of changes in fair value, used by the Company to manage its short-term commitments. See Note 5 (a) – “Cash and cash equivalents”.

d)	Financial assets and liabilities

i.         Financial assets

The Company classifies and measures financial assets based on the business model for the management of financial assets, as well as on the characteristics of contractual cash flow of the financial asset.

The Company classifies financial assets into three categories: (i) measured at amortized cost; (ii) measured at fair value through other comprehensive income (FVOCI); and (iii) measured at fair value through profit or loss (FVTPL).

- Business model: it relates to the way in which the Company manages its financial assets to generate cash flows. The objective (business model) of management in relation to each portfolio is defined as either: (i) to maintain the assets to receive contractual cash flows; (ii) to maintain the assets to receive the contractual cash flows and sales; or (iii) any other model. When the financial assets conform to the business models (i) and (ii) the SPPI test (Solely Payment of Principal and Interest) is applied. Financial assets held under business model (iii) are measured at FVTPL.

- SPPI Test: the purpose of this test is to assess the contractual terms of the financial instruments to determine if they give rise to cash flows at specific dates that conform only to the payment of the principal and interest on the principal amount.

In this context, the principal refers to the fair value of the financial asset at the initial recognition and interest refers to the consideration for the time value of money, the credit risk associated with the principal amount outstanding for a specific period of time and other risks and borrowing costs. Financial instruments that do not meet the SPPI test are measured at FVTPL, such as derivatives.

•	Measured at fair value through profit or loss

All financial assets that do not meet the criteria of measurement at amortized cost or at FVOCI are classified as measured at FVTPL, in addition to those assets that in the initial recognition are irrevocably designated at FVTPL, if this eliminates or significantly reduces asset-liability mismatches.

Financial assets measured at FVTPL are initially recorded at fair value with subsequent changes to the fair value recognized immediately in profit or loss.

Financial assets are initially recognized in the consolidated statement of financial position at fair value and the transaction costs are recorded directly in the consolidated statement of income. Subsequent changes to the fair value are recognized immediately in profit or loss.

Gains and losses arising from changes in fair value of non-derivative assets are recognized directly in the consolidated statement of income under “Net gains/(losses) on financial assets and liabilities at fair value through profit or loss”. Interest income on financial assets measured at FVTPL is included in “Interest and similar income”. For the treatment of derivative assets see Note 2(d)(iii).

•	Measured at fair value through other comprehensive income

They are financial assets that meet the criterion of the SPPI test, which are held in a business model whose objective is both to maintain the assets to receive the contractual cash flows as well as for sale.

These financial assets are initially recognized at fair value, plus any transaction costs that are directly attributable to their acquisition or their issuance and are, subsequently, measured at fair value with gains and losses being recognized in other comprehensive income, except for impairment losses and foreign exchange gains and losses on debt securities, until the financial asset is derecognized. The expected credit losses are recorded in the consolidated statement of income.

Interest income is recognized in the consolidated statement of income using the effective interest method. Dividends on equity instruments are recognized in the consolidated statement of income in ‘Dividend income’, within “Net Gains/(losses) on financial assets at fair value through other comprehensive income” when the Company’s right to receive payment is established. Gains or losses arising out of exchange variation on investments in debt securities classified as FVOCI are recognized in the consolidated statement of income. See Note 2(d)(viii) for more details of the treatment of the expected credit losses.

The Organization can also make an irrevocable designation of an equity instrument for when there is no trading strategy for the category of Fair Value through Other Comprehensive Income. In this case, there is no record of any effects on the Consolidated Statement of Income of subsequent events related to this asset, except for dividends that represent the investment result itself.

•	Measured at amortized cost

Financial assets that meet the criterion of the SPPI test and which are held in a business model whose objective is to maintain the assets to receive the contractual cash flows.

These financial assets are recognized initially at fair value including direct and incremental costs, and are subsequently recorded at amortized cost, using the effective interest rate method.

Interest is recognized in the consolidated statement of income and presented as “Interest and similar income”. In the case of expected credit loss, it is reported a deduction from the carrying value of the financial asset and is recognized in the consolidated statement of income.

ii.       Financial liabilities

The Organization classifies its financial liabilities as subsequently measured at amortized cost, using the effective interest rate method, except in cases of trading financial liabilities.

Financial liabilities for trading recognized by the Organization are derivative financial instruments that are recorded and measured at fair value, with the respective changes in fair value recognized immediately in profit or loss.

The Organization does not have any financial liabilities designated at fair value through profit or loss.

For more details on the treatment of derivatives, see Note 2(d) (iii).

•	Financial guarantee contracts and loan commitments

Financial guarantees are contracts that require the Organization to make specific payments under the guarantee for a loss incurred when a specific debtor fails to make a payment when due in accordance with the terms of the debt instrument.

Financial guarantees are initially recognized in the statement of financial position at fair value on the date the guarantee was given. After initial recognition, the Organization’s obligations under such guarantees are measured by the higher value between (i) the value of the provision for expected losses and (ii) the value initially recognized, minus, if appropriate, the accumulated value of the revenue from the service fee. The fee income earned is recognized on a straight-line basis over the life of the guarantee. Any increase in the liability relating to guarantees is reported in the consolidated statement of income within “Other operating income/ (expenses)”.

The expected credit losses, referring to loan commitments, are recognized in liabilities and are calculated, as described in Note 40.2. – Credit Risk.

iii.     Derivative financial instruments and hedge transactions

Derivatives are initially recognized at fair value on the date the respective contract is signed and are, subsequently, re-measured at their fair values with the changes recognized in the statement of income under “Net gains or losses on financial assets at fair value through profit or loss”.

Fair values are obtained from quoted market prices in active markets (for example, for exchange-traded options), including recent market transactions, and valuation techniques (for example for swaps and foreign currency transactions), such as discounted cash-flow models and options-pricing models, as appropriate. In the calculation of fair value, the counterparty’s and the entity’s own credit risk are considered.

Certain derivatives embedded in other financial instruments are treated as separate derivatives when their economic characteristics and risks are not closely related to those of the host contract and the host contract is not recorded at fair value through profit or loss. These embedded derivatives are separately accounted for at fair value, with changes in fair value recognized in the consolidated statement of income.

The Organization has structures of cash flow hedges, whose objective is to protect the exposure to variability in cash flows attributable to a specific risk associated with all the assets or liabilities recognized, or a component of it. The details of these structures are presented in Note 40.3 – Market risk.

iv.      Recognition

Initially, the Organization recognizes deposits, securities issued and subordinated debts and other financial assets and liabilities on the trade date, in accordance with the contractual provisions of the instrument.

v.       Derecognition

Financial assets are derecognized when there is no reasonable expectation of recovery, when the contractual rights to receive the cash flows from these assets have ceased to exist or the assets have been transferred and substantially all the risks and rewards of ownership of the assets are also transferred. Financial liabilities are derecognized when they have been discharged, paid, redeemed, cancelled or expired. If a renegotiation or modification of terms of an existing financial asset is such that the cash flows of the modified asset are substantially different from those of the original unmodified asset, then the original financial asset is derecognized and the modified financial asset is recognized as a new financial asset and initially measured at fair value.

vi.      Offsetting financial instruments

Financial assets and liabilities are offset and the net amount reported in the consolidated statement of financial position when, the Organization has the intention and the legally enforceable right to offset the recognized amounts on a net basis or realize the asset and settle the liability simultaneously.

vii.    Determination of fair value

The determination of the fair value for the majority of financial assets and liabilities is based on the market price or quotes of security dealers for financial instruments traded in an active market. The fair value for other instruments is determined using valuation techniques. The valuation techniques which include use of recent market transactions, discounted cash flow method, comparison with other instruments similar to those for which there are observable market prices and valuation models.

For more commonly used instruments, the Organization uses widely accepted valuation models that consider observable market data in order to determine the fair value of financial instruments.

For more complex instruments, the Organization uses its own models that are usually developed from standard valuation models. Some of the information included in the models may not be observable in the market and is derived from market prices or rates or may be estimated on the basis of assumptions.

The value produced by a model or by a valuation technique is adjusted to reflect various factors, since the valuation techniques do not necessarily reflect all of the factors that market participants take into account during a transaction.

The valuations are adjusted to consider the risks of the models, differences between the buy and sell price, credit and liquidity risks, as well as other factors. Management believes that such valuation adjustments are necessary and appropriate for the correct evaluation of the fair value of the financial instruments recorded in the consolidated statement of financial position.

More details on the calculation of the fair value of financial instruments are available in Note 40.4. – Liquidity risk.

viii.  Expected credit losses

The Organization calculates the expected credit losses for financial instruments measured at amortized cost and at FVOCI (except for investments in equity instruments), financial guarantees and loan commitments.

Expected credit losses on financial instruments are measured as follows:

Financial assets: it is the present value of the difference between contractual cash flows and the cash flows that the Organization expects to recover discounted at the effective interest rate of the operation;

Financial guarantees: it is the present value of the difference between the expected payments to reimburse the holder of the guarantee and the values that the Organization expects to recover discounted at a rate that reflects the market conditions; and

Loan commitments: it is the present value of the difference between the contractual cash flows that would be due if the commitment was used and the cash flows that the Organization expects to recover discounted at a rate that reflects the market conditions.

Expected credit losses are measured on one of the following basis:

− Credit losses expected for 12 months, i.e., credit losses as a result of possible events of delinquency within 12 months after the reporting date; and

− Credit Losses expected for the whole of lifecycle, i.e., credit losses that result from all possible events of delinquency throughout the expected lifecycle of a financial instrument.

The measurement of expected losses for the whole lifecycle is applied when a financial asset, on the reporting date, has experienced a significant increase in credit risk since its initial recognition and the measurement of expected credit loss for 12 months is applied when the credit risk has not increased significantly since its initial recognition. The Company assumes that the credit risk of a financial asset has not increased significantly when the asset has a low credit risk on the reporting date.

With respect to Brazilian government bonds, the Organization has internally developed a study to assess the credit risk of these securities, which does not expect any loss for the next 12 months, that is, no provision is recorded for credit losses.

For loans, the amount of loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate. The asset’s carrying amount is reduced through provisions and the amount of the loss is recognized in the consolidated statement of income.

The calculation of the present value of the estimated future cash flows of a collateralized financial asset reflects the cash flows that may result from foreclosure less costs for obtaining and selling the collateral.

The methodology and assumptions used for estimating future cash flows are reviewed regularly to mitigate any differences between loss estimates and actual loss experience.

Following the recognition of expected credit loss, interest income is recognized using the effective rate of interest, which was used to discount the future cash flows, on the accounting value gross of provision, except for assets with problem of credit recovery, in which, the rate stated is applied at the net book value of the provision.

The whole or part of a financial asset is written off against the related credit loss expected when there is no reasonable expectation of recovery. Such loans are written off after all the relevant collection procedures have been completed and the amount of the loss has been determined. Subsequent recoveries of amounts previously written off are credited to the consolidated statement of income.

The criteria used to calculate the expected credit loss and to determine the significantly increased credit risk are detailed in Note 40.2. – Credit risk.

e)	Interest

Income from financial assets measured at amortized cost and at FVOCI and interest costs from liabilities classified at amortized cost are recognized on an accrual basis in the consolidated statement of income, using the effective interest rate method, except equity instruments measured at cost. The effective interest rate is the rate that discounts estimated future cash payments and receipts throughout the expected life of the financial asset or liability (or, when appropriate, a shorter period) to the carrying amount of the financial asset or liability. When calculating the effective rate, the Company estimates future cash flows considering all contractual terms of the financial instrument, but not future loan losses.

The calculation of the effective interest rate includes all commissions, transaction costs, discounts or bonuses which are an integral part of such rate. Transaction costs are incremental costs directly attributable to the acquisition, issuance or disposal of a financial asset or liability.

f)	Non-current assets held for sale

Under certain circumstances, property is repossessed following foreclosure of loans that are in default. Repossessed properties are measured at the lower of their carrying amount or fair value less the costs to sell and are included within non-current assets held for sale.

g)	Property and equipment

i.	Recognition and valuation

Property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses (see Note 2(i) below), if any. The cost includes expenses directly attributable to the acquisition of an asset.

The cost of assets internally produced includes the cost of materials and direct labor, as well as any other costs that can be directly allocated and that are necessary for them to function.

When parts of an item have different useful lives, and separate control is practical, they are recorded as separate items (main components) comprising the property and equipment.

Useful lives and residual values are reassessed at each reporting date and adjusted, if appropriate.

Gains and losses from the sale of property and equipment are determined by comparing proceeds received with the carrying amount of the asset and are recorded in the consolidated statement of income under the heading “Other operating income/(expenses)”.

ii.	Subsequent costs

Expenditure on maintenance and repairs of property and equipment items is recognized as an asset when it is probable that future economic benefits associated with the items will flow to the Organization for more than one year and the cost can be measured reliably.

All other repairs and maintenance costs are charged to the consolidated statement of income during the reporting period in which they are incurred.

iii.	Depreciation

Depreciation is recognized in the consolidated statement of income using the straight-line basis and taking into consideration the estimated useful economic life of the assets. The depreciable amount is the gross-carrying amount, less the estimated residual value at the end of the useful economic life. Land is not depreciated. Useful lives and residual values are reassessed at each reporting date and adjusted, if appropriate.

h)	Intangible assets

Intangible assets are composed of non-monetary items, without physical substance that are separately identifiable. They may arise from business combinations, such as goodwill and other intangible assets purchased in business combinations, or from other transactions, such as software licenses and the acquisition of exclusive rights. These assets are recognized at cost. The cost of an intangible asset acquired in a business combination is its fair value on the acquisition date. Intangible assets with finite useful lives are amortized over their estimated economic useful lives. Intangible assets with an indefinite useful life are not amortized.

Generally, the identified intangible assets of the Organization have a definite useful life. At each reporting date, intangible assets are reviewed for indications of impairment or changes in estimated future economic benefits – see Note 2(i) below.

i.	Goodwill

Goodwill (or bargain purchase gain) arises on the acquisition of subsidiaries, associates and joint ventures and is allocated to Cash Generating Unit (CGU) or Organizations of CGUs that are expected to benefit from the synergies of the acquisitions.

Goodwill reflects the excess of the cost of acquisition in relation to the Organization’s share of the fair value of net identifiable assets or liabilities of an acquired subsidiary, associate or joint venture on the date of acquisition. Goodwill originated from the acquisition of subsidiaries is recognized as “Intangible Assets”, and the goodwill from acquisition of associates and joint ventures is included in the carrying amount of the investment. When the difference between the cost of acquisition and the Organization’s share of the fair value of net identifiable assets or liabilities is negative (bargain purchase gain), it is immediately recognized in the consolidated statement of income as a gain on the acquisition date.

Goodwill is tested annually or whenever a trigger event has been observed, for impairment. Gains and losses realized in the sale of an entity include consideration of the carrying amount of goodwill relating to the entity sold.

ii.	Software

Software acquired by the Organization is recorded at cost, less accumulated amortization and accumulated impairment losses, if any.

Internal software-development expenses are recognized as assets when the Organization can demonstrate its intention and ability to complete the development and use the software in order to generate future economic benefits. The capitalized costs of internally developed software include all costs directly attributable to development and are amortized over their useful lives. Internally developed software is recorded at its capitalized cost less amortization and impairment losses (see Note 2(i) below).

Subsequent software expenses are capitalized only when they increase the future economic benefits incorporated in the specific asset to which it relates. All other expenses are recorded as expenses as incurred.

Amortization is recognized in the consolidated statement of income using the straight-line method over the estimated useful life of the software, beginning on the date that it becomes available for use. The estimated useful life of software is from two to five years from the date of its availability for use. Useful life and residual values are reviewed at each reporting date and adjusted, if necessary.

iii.	Other intangible assets

Other intangible assets refer basically to the customer portfolio and acquisition of banking service rights. They are recorded at cost less amortization and impairment losses, if any, and are amortized for the period in which the asset is expected to contribute, directly or indirectly, to the future cash flows.

These intangible assets are reviewed annually, or whenever events or changes in circumstances occur which could indicate that the carrying amount of the assets cannot be recovered. If necessary, the write-off or impairment (see Note 2(i) below) is immediately recognized in the consolidated statement of income.

i)	Company lease (lessee)

As a lessee, the Organization assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period in exchange for consideration.

The Organization applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Company recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

At the beginning of a lease, the Organization recognizes a “lease liability” and a right of use asset. The expenses with interest on the lease liability and expenses of depreciation of the right of use asset are recognized separately.

The right of use asset is measured initially at cost value and is subsequently reduced by the accumulated depreciation and any accumulated impairment losses, when applicable. The right of use will also be adjusted in case of re-measurement of the lease liability. The depreciation is calculated in a linear fashion by the term of the leases.

The lease term is defined as the non-cancellable term of the lease, together with (i) periods covered by the option to extend the lease, if the lessee is reasonably certain to exercise that option; and (ii) periods covered by the option to terminate the lease, if the lessee is reasonably certain that it will not exercise that option. The Organization has a descriptive policy for the property lease terms, which considers the business plan and management expectations, extension options and local laws and regulations.

The lease liability is measured initially at the present value of the future lease payments, discounted by the incremental rate applied to each contract in accordance with the leasing term.

The lease payments include fixed payments, less any lease incentives receivable, and variable lease payments that depend on an index or a rate. Variable lease payments that do not depend on an index or a rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs.

The incremental rate applied by the Organization considers the funding rate free of risk adjusted by the credit spread.

Subsequently, the lease liability is adjusted to reflect the interest levied on the payment flows, re-measured to reflect any revaluation or modifications of leasing and reduced to reflect the payments made.

Financial charges are recognized as “Interest and similar expenses” and are adjusted in accordance with the term of the contracts, considering the incremental rate.

The contracts and leases of properties with an indefinite period are not considered in the scope of IFRS 16 – Leases, because they are leases in which the contract can be terminated at any time without a significant penalty. In this way, the rental contract is not considered as executable.

Short-term leases and leases of low-value assets

The Organization applies the short-term lease recognition exemption to its short-term leases (leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases that are considered to be low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense over the lease term.

j)	Impairment losses on non-financial assets (except for deferred tax assets)

Assets that have an indefinite useful life such as goodwill are not subject to amortization and are tested, at least, annually to verify the existence of impairment.

Assets, which are subject to amortization or depreciation, are reviewed to evaluate for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized based on the excess the carrying amount of the asset or the cash generating unit (CGU) over its estimated recoverable amount. The recoverable amount of an asset or CGU is the greater of its fair value, less costs to sell, and its value in use.

For the purpose of impairment testing, the assets that cannot be tested individually are Organizationed together into the smallest Organization of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. Subject to a ceiling of the operating segments, for the purpose of goodwill impairment testing, CGUs to which goodwill has been allocated are aggregated so that the level at which impairment testing is performed reflects the lowest level at which goodwill is monitored for internal reporting purposes.

When assessing the value in use, future profitability based on business plans and budgets are used, and the estimated future cash flows are discounted to their present value using a discount rate that reflects the current market conditions of the time value of money and the specific risks of the asset or CGU.

The Organization’s corporate assets do not generate separate cash inflows and are utilized by more than one CGU. Corporate assets are allocated to CGUs on a reasonable and consistent basis and tested for impairment as part of the testing of the CGU to which the corporate asset is allocated.

Impairment losses are recognized in the consolidated Statement of Income. Impairment losses recognized in respect of CGUs are allocated first to reduce the carrying amount of any goodwill allocated to the CGU (or Organization of CGUs) and then to reduce the carrying amount of the other assets in the CGU (or Organization of CGUs) on a pro rata basis.

An impairment of goodwill cannot be reversed. With regard to other assets, an impairment loss recognized in previous periods is reassessed at each reporting date for any indications that the impairment has decreased or no longer exists. An impairment loss will be reversed if there has been a change in the estimates used to determine the recoverable amount or to the extent that the carrying amount of the asset does not exceed the carrying amount that would have been determined, net of depreciation and amortization, if no impairment had been recognized.

k)	Provisions, contingent assets and liabilities and legal obligations

A provision is recognized when, as a result of a past event, the Organization has a present legal or constructive obligation that can be reliably estimated and it is probable that an outflow of resources will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability.

Provisions were established by Management whenever it considers that there is a probable loss taking into account the opinion of their legal advisors; the nature of the actions; the similarity to previous cases; the complexity and the positioning of the Courts.

Contingent liabilities are not recognized, since their existence will only be confirmed by the occurrence or not of one or more future and uncertain events that are not totally under the control of the Management. Contingent liabilities do not meet the criteria for recognition, since they are considered as possible losses and are disclosed in explanatory notes, when relevant. Obligations classified as remote are neither provisioned nor disclosed.

Contingent assets are recognized only when there are actual guarantees or definitive favorable court rulings, over which there are no more resources, characterizing the gain as practically certain. Contingent assets, whose expectation of success is probable, are only disclosed in the consolidated financial statements, when relevant.

Legal obligations arise from legal proceedings, the object of which is its legality or constitutionality, which, independently of the assessment of the likelihood of success, have their amounts fully recognized in the consolidated financial statements.

l)	Insurance Contracts

Contracts that meet the definition of insurance contracts, including insurance and reinsurance contracts issued and reinsurance contracts held, and investment contracts with discretionary participation issued by an insurance company must be measured applying IFRS 17 - Insurance Contracts. An insurance contract is one in which one party accepts significant insurance risk from another party. Insurance risk, as defined by the standard, is the risk, other than financial risk, transferred from the holder of a contract to the issuer. An investment contract with discretionary participation is a financial instrument under which the holder receives an additional payment, the value or term of which is contractually at the discretion of the issuer.

After classifying contracts within the scope of IFRS 17, the Organization must assess whether these contracts have any embedded derivatives, distinct investment components or a distinct good or service unrelated to insurance. An investment component is distinct if it is not highly interrelated with the insurance contract and if the policyholder can purchase a contract with equivalent terms and conditions in the same jurisdiction. A non-insurance-related good or service is distinct if the policyholder can benefit from the good or service alone or in conjunction with other readily available resources for the policyholder.

The following is a summary of the Organization's products that are within the scope of IFRS 17 – Insurance Contracts:

•	The Life portfolio is divided into three Organizations: Life Short-Term Risk, Life Long-Term Risk and Life Capitalization portfolios.

o	The Life Short-Term Risk portfolio includes products with coverage of mortality, disability and morbidity risks with a maximum duration of three years;
o	The Life Long-Term Risk portfolio includes products with coverage of mortality, disability and morbidity risks. The duration of this portfolio is associated with the life expectancy of policyholders or has a duration of more than three years;
o	Whole Life portfolio includes products with coverage of mortality, disability and morbidity risks, as well as redemption options. The duration of this portfolio is associated with the life expectancy of the policyholder.

•	The Pension Portfolio is divided into three Organizations: Defined Benefit Pension, Traditional Pension and PGBL/VGBL.

o	The Defined Benefit Pension portfolio covers products that guarantee a defined future payment when the policyholder reaches the retirement date. The duration of this portfolio is associated with the life expectancy of the policyholder;
o	The Traditional Pension portfolio covers products that guarantee a minimum interest rate and / or inflation adjustment both in the investment and benefit phases. The duration of this portfolio is associated with the life expectancy of the policyholder;
o	The PGBL/VGBL portfolio includes products that guarantee interest rate and / or inflation adjustments only in the benefit phase. The duration of this portfolio is associated with the life expectancy of the policyholder.

•	The Health portfolio is divided into two Organizations: Health and Dental Health.

o	The Health portfolio considers products with complete health coverage. These products may be offered, as eligibility, individually (Individual Health) or hired collectively (Collective Health). Individual products have their duration associated with the life expectancy of the insured, while collective products last for one year, with renewal for an indefinite period from the second year onwards;

o	The Dental Health portfolio only includes products with Dental Health coverage. These products may be contracted individually (Individual Dental Health) or collectively (Collective Dental Health). Individual products have their duration associated with the life expectancy of policyholders and collective products have a maximum duration of three years.

•	The Non-Life portfolio is divided into two Organizations: Long-Term Non-Life and Short-Term Non-Life.

o	The Long-Term Non-Life portfolio includes two products: (i) consortium insurance (a product that protects self-funding pool agreements from default by its members); and (ii) home loan;
o	The Short-term Non-Life portfolio includes all other Non-Life insurance products, such as (but not limited to): vehicle, residential, equipment, and civil liability.

Aggregation level

For measurement purposes, the Organization aggregates insurance contracts based on similar risks that are managed together, which must be segregated by cohorts and then divided into three categories: Organizations of contracts that are onerous on initial recognition, Organizations of contracts that, on initial recognition, have no significant possibility of becoming onerous in the future and a Organization of remaining contracts in the portfolio, if any. These aggregations are referred to as Organizations of Contracts.

Contract limits

Cash flows are within the insurance contract boundary if cash flows from rights and obligations that exist during the reporting period under which the Organization may require the policyholder to pay premiums or the Organization may be required to provide insurance coverage to the policyholder. For contracts with discretionary participation features, cash flows are within the boundary of the contract if they arise from the Organization's substantive obligation to deliver cash at a present or future date.

Initial Recognition

The Organization recognizes Organizations of insurance contracts issued upon the occurrence of the first of the following facts:

•                The beginning of the coverage period of the Organization of contracts;

•                The maturity date of the first payment of a policyholder in the Organization; or

•                The date when a Organization of contracts becomes onerous.

New contracts are included in the Organization when they satisfy the recognition criteria within the reporting period, until such time as all the contracts expected to be included in the Organization have been recognized.

Measurement approach

To measure the liability for the remaining coverage of its insurance contracts, the Organization applies the General Measurement Model/Building Block Approach (GMM/BBA), the Variable Fee Approach (VFA) and the Premium Allocation Approach (PAA), detailed below.

In the General Measurement Model (GMM/BBA), insurance contracts issued are measured at initial recognition at the total of: (i) estimated future cash flows, adjusted for the time value of money, and an explicit risk adjustment related to the non-financial risk; and (ii) the Contractual Service Margin (CSM). The Organization applies the general model to the following portfolios: Long-Term Risk Life, Whole Life, Defined Benefit Pension, Traditional Pension, Individual Health, Individual Dental Health and Long-Term Non-Life.

As a variation of the General Measurement Model (GMM/BBA), the Variable Fee Approach (VFA) follows the same principles as the General Measurement Model (GMM/BBA), but the subsequent measurement differs in relation to the measurement of the CSM. The VFA is applied to direct participation contracts, which are contracts that are substantially investment-related service contracts. Additionally, for these types of contracts, the liability to policyholders is linked to underlying items. “Underlying items” are defined as "Items that determine some of the amounts that an insurer will pay under an insurance contract". Underlying items can comprise any number of items; for example, a reference portfolio of assets, the Organization's net assets, or a specified subset of the Organization's net assets. The Organization applied this methodology to the Traditional Pension, PGBL and VGBL portfolios as, during the investment phase, the policyholders' return is directly linked to assets held in specified investments funds.

The simplified Premium Allocation Approach (PAA) is applicable to contracts with a coverage period of one year or less and contracts for which the Organization reasonably expects that the resulting measurement will not differ materially from that under the General Measurement Model (GMM/BBA). The Organization applies the Premium Allocation Approach (PAA) to the Life Short-Term Risk, Collective Health, Collective Dental Health and Short-Term Non-Life portfolios, because these portfolios have coverage periods equal to or less than one year or were submitted to a ’similarity test’ carried out by the Organization to confirm if the value of the liabilities of these contracts measured according to the simplified model is equal or similar to the value of the liabilities of these contracts measured by the General Measurement Model (GMM/BBA).

The Organization does not issue reinsurance contracts; however, it has ceded contracts to reinsurers and applies the Premium Allocation Approach (PAA) to measure the ceded reinsurance contracts, as they have a duration of one year or less.

The Organization measures the liabilities for incurred claims using an estimate of the cash flows to be fulfilled, discounted to present value.

Discount rate

The Organization uses the Bottom-Up rate for all its portfolios measured under IFRS 17 – Insurance Contracts. The discount rate is the rate used to reflect the time value of money for future cash flows. In the Bottom-Up methodology, the calculation of the discount rate is based on a risk-free rate. A liquidity risk is added to the risk-free rate to obtain the final discount rate. The liquidity risk reflects the compensation that an investor would require for the differences in liquidity between the insurance contracts, considering all surrender options, and the reference bond portfolio.

The Organization has chosen to recognize the effect of changes in discount rates in relation to initial recognition and subsequent measurements in other comprehensive income.

Risk Adjustment (RA)

The Risk Adjustment (RA) is the adjustment made by the Organization to the estimate of the present value of future cash flows to reflect the compensation it would require to bear the risk of uncertainty in the value and timing of cash flows arising from non-financial risks. The Organization opted to use the cost of capital methodology for the Life, Pension and Dental Health portfolios, and the confidence level methodology for the Health portfolio. For the Non-Life portfolio, the confidence level methodology is used for the Remaining Coverage Provision (PCR) and for the Incurred Claims Provision (PSI).

Under the cost of capital methodology, the RA is determined by multiplying the risk capital the insurance contract is expected to require by a cost of capital. The risk capital that the insurance contract is expected to require is obtained through an approximation methodology that multiplies the current risk capital by the duration of the insurance cash flows. The cost of capital is the minimum return that shareholders will require from a portfolio and is obtained through the Capital Asset Pricing Model (CAPM) methodology.

The confidence level methodology is based on recalculating the contract's cash flows in a defined stress scenario. In this case, the risk adjustment will be the difference between the insurance cash flows in the defined stress scenario and the insurance cash flow in the base scenario.

The equivalent percentile to the non-financial risk adjustment is 60% for the Life and Pension portfolios. In the Non-Life portfolio, the percentile corresponding to the non-financial risk adjustment is 75%, and for Dental the confidence level is 56%.

To calculate the confidence level for the Health portfolio, the Organization uses an internal risk model where it calculates the confidence for the insurance contracts in its portfolio, 60% of percentile for the Liability for Remaining Coverage (LRC) and 70% of percentile for the Liability for Incurred Claims (LIC).

Allocation of Contractual Service Margin (CSM)

The Contractual Service Margin (CSM) for each Organization of insurance contracts is recognized in the statement of income for each period to reflect the insurance coverage provided. The amount of the Contractual Service Margin (CSM) recognized in each period is determined by identifying the coverage units, allocating the Contractual Service Margin (CSM) at the end of the period (before recognizing any release to profit or loss to reflect the services provided in that period), equally to each coverage unit provided in the current period and expected to be provided in the future and recognizing in profit or loss the amount allocated to units of coverage provided in the period.

For Organizations of contracts measured by the General Measurement Model (GMM/BBA) and the Variable Fee Approach (VFA), the allocation of the Contractual Service Margin (CSM) is calculated over the life of the Organization of contracts in a way that systematically reflects the transfer of insurance benefits and/or investment under the contract.

The Organization has applied judgment and considered all relevant facts and circumstances to determine a systematic and rational method for estimating the insurance contract coverages provided for each Organization of contracts and therefore the coverage units.

For Life Long Term Risk and Traditional Pension, the recognition of CSM is based on the projection of the value of the insurance liabilities of the insurance contract portfolios. For PGBL and VGBL Pension contracts it is based on the portfolio management fee.

For the Long-Term Non-Life insurance, the recognition of the portion of the Contractual Service Margin (CSM) in profit or loss is based on the expectation of premiums of the portfolio.

For the Individual Health portfolio, the recognition of the portion of the Contractual Service Margin (CSM) in profit or loss is based on the flow of people exposed to health risk projected for future periods.

Method for measuring and evaluating fulfillment cash flows

When estimating fulfillment cash flows included within the scope of the contract, the Organization considers the range of all possible results, specifying the amount of cash flows, timing and probability of each scenario reflecting conditions existing on the date of measurement, using a probability-weighted average expectation, which represents the average of all possible scenarios. In determining possible scenarios, the Organizations uses all reasonable and supportable information available without undue cost or effort, which includes information about past events, current conditions, and future forecasts.

When estimating future cash flows, the following elements are included within the contract boundaries:

•                Premiums and any additional cash flows resulting from those premiums such as acquisition costs and future claims;

•                Reported claims that have not yet been paid, claims incurred but have not yet been reported, expected future policy claims and potential cash inflows from future claims recoveries covered by existing insurance contracts;

•                An allocation of the insurance acquisition cash flows attributable to the portfolio to which the issued contract belongs;

•                An allocation of fixed and variable overheads directly attributable to the performance of insurance contracts, including indirect costs such as accounting, human resources, IT and support, building depreciation, rent, maintenance, and utilities;

•                Other costs specifically chargeable to the policyholder under the contract.

Cash flow estimates include directly observable market variables and unobservable variables such as mortality rates, accident rates, average claims costs and probabilities of serious claims.

When applying the mortality table for Organizations of policyholders, the Organization uses the parameters as a reference to project the number of benefits to be paid to policyholders. The estimated amounts to be paid are incorporated into the measurement of the entity’s insurance contracts.

For the calculation of the mortality rate to be used for the measurement of insurance contracts, the Organization uses a number of mortality tables. The use of different mortality tables is done to reflect the probability of lifespan of certain Organizations of policyholders.

The Organization also uses the persistence index as an assumptions in the measurement of fulfillment cash flows. The persistence index aims to capture the average time that the policyholder will remain party to the contract considering the possibility of cancellation.

The Organization calculates the changes in fulfillment cash flows at the end of each reporting period. This occurs for changes in non-financial and financial assumptions, and discount rates. The Organization first calculates the changes in discount rates and financial assumptions on fulfillment cash flows (as expected at the beginning of the period) and then calculates the changes in these cash flows from the change in non-financial assumptions.

Acquisition cash flow

The Organization includes insurance acquisition cash flows in measuring a Organization of insurance contracts if they are directly attributable to individual contracts in that Organization, the Organization itself or the portfolio of insurance contracts to which the Organization belongs.

As such, an expense related to the acquisition cash flow is recognized in profit or loss against an increase in the Liability for Remaining Coverage (LRC) related to the insurance contracts.

Separation of components

The Organization evaluates its products to determine whether it is comprised of components which are distinct and need to be separated and accounted for by applying other accounting standards. When these non-insurance components are not distinct, they are accounted for jointly with the insurance component. The Organization evaluated the contracts under the scope and concluded that there are no components to be separated.

Components of investments and underlying assets

The Organization defines an investment component as the amount that the insurance contract requires the entity to repay to the policyholder in all circumstances, regardless of the occurrence of an insured event.

The Organization also defines an underlying asset as the item that determines some of the amounts payable to the policy holder. Underlying items may comprise any number of items: for example, a reference portfolio of assets, the entity's net assets, or a specific subset of the entity's net assets.

Nevertheless, the Organization has no distinct investment component in its insurance portfolio as stated above, it has insurance products with non-distinct investment company.

The Organization also has contracts with obligations linked to the underlying assets. The Organization portfolios that fall under both categories are: the Pension Portfolio, including Traditional Pension, PGBL and VGBL portfolios.

Income from Insurance

The Organization writes insurance contracts and in recognizing income from these contracts, reduces its Liability for Remaining Coverage (LRC).

For Organizations of insurance contracts measured under the General Measurement Model (GMM/BBA) and the Variable Fee Approach (VFA), income from insurance is composed of the sum of the changes in Liability for Remaining Coverage (LRC) due to:

•                Expenses from insurance coverage incurred in the period;

•                Changes in risk adjustment for non-financial risk;

•                The amount to be released from the Contractual Service Margin (CSM) for the coverage provided in the period;

•                Other amounts, such as experience adjustments for premium receipts related to the current or past period, if any.

Income from insurance also includes the portion of premiums related to the recovery of insurance acquisition cash flows included in expenses from insurance coverage in each period. Both values are measured systematically based on the passage of time.

In applying the Premium Allocation Approach (PAA), the Organization recognizes insurance income for the period based on the passage of time, allocating expected premium receipts, including experience adjustments to premiums for each coverage period.

Insurance Contract Expenses

Expenses from insurance coverage arising from a Organization of insurance contracts issued consist of:

•                Changes in the Liability for Incurred Claims (LIC) related to claims and expenses incurred in the period, excluding the reimbursement of investment components;

•                Changes in the Liability for Incurred Claims (LIC) related to claims and expenses incurred in previous periods (related to past coverages);

•                Other directly attributable expenses from insurance coverage incurred in the period;

•                Amortization of insurance acquisition costs;

•                Loss component of onerous Organizations of contracts initially recognized in the period;

•                Changes in the Liability for Remaining Coverage (LRC) related to future coverage that do not adjust the Contractual Service Margin (CSM), as they are changes in the loss component in the Organizations of onerous contracts.

Financial Revenues and Expenses

The Organization adopts the segregation of financial income and expenses, recognizing the interest related to insurance contracts in the Statement of Income and the amount related to changes in financial fees and assumptions in other comprehensive income, for all portfolio measured by PAA and GMM/BBA methodology. The financial income and expenses for VFA portfolio is entirely allocated in the Statement of Income.

m)	Capitalization bonds

The liability for capitalization bonds is registered in the line item “Other liabilities”. Financial liabilities and revenues from capitalization bonds are recognized at the time bonds are issued.

The bonds are issued according to the types of payments, monthly or in a single payment. Each bond has a nominal value, which is indexed to the Referential Rate index (TR) plus a spread until the redemption or cancellation of the bond. Amounts payable are recognized in the line item “Other Liabilities – Capitalizations Bonds”.

Capitalization bond beneficiaries are eligible for a prize draw. At the end of a certain period that is determined at the time the capitalization bond is issued, a beneficiary may redeem the nominal value paid plus the accumulated interest. These products are regulated by the insurance regulator in Brazil; however, they do not meet the definition of an insurance contract and, therefore, are classified as financial liabilities.

Unclaimed amounts from “capitalization plans” are derecognized when the obligation legally expires.

n)	Employee benefits

Bradesco recognizes, prospectively the surplus or deficit of its defined benefit plans and post-retirement plans as an asset or an obligation in its consolidated statement of financial position, and recognizes the changes in the financial condition during the year in which the changes occurred, in profit or loss.

i.	Defined contribution plan

Bradesco and its subsidiaries sponsor Pension Plans for their employees and Management. Contribution obligations for defined contribution Pension Plans are recognized as expenses in profit or loss as incurred. Once the contributions are paid, Bradesco, in the capacity of employer, has no obligation to make any additional payment.

ii.	Defined benefit plans

The Company’s net obligation, in relation to the defined benefit plans, refers exclusively to institutions acquired and is calculated separately for each plan, estimating the future defined benefit that the employees will be entitled to after leaving the Company or at the time of retirement.

Bradesco’s net obligation for defined benefit plans is calculated on the basis of an estimate of the value of future benefits that employees receive in return for services rendered in the current and prior periods. This value is discounted at its current value and is presented net of the fair value of any plan assets.

The calculation of the obligation of the defined benefit plan is performed annually by a qualified actuary, using the projected unit credit method.

Remeasurement of the net obligation, which include: actuarial gains and losses, the return of the assets of the plan other than the expectation (excluding interest) and the effect of the asset ceiling (if any, excluding interest), are recognized immediately in other comprehensive income.

Net interest and other expenses related to defined benefit plans are recognized in the statement of income.

iii.	Termination benefits

Severance benefits are accrued when the employment relationship is terminated by the Company before the employee’s normal date of retirement or whenever the employee accepts voluntary redundancy in return for such benefits.

Benefits which are payable 12 months or more after the reporting date are discounted to their present value.

iv.	Short-term benefits

Benefits such as wages, salaries, social security contributions, paid annual leave and paid sick leave, profit sharing and bonuses (which are all payable within 12 months of the reporting date) and non-monetary benefits such as health care, etc. are recorded as expenses in the consolidated statement of income, without any discount to present value, if the Company has a present legal or constructive obligation to pay the amount as a result of past service provided by the employee and the obligation can be reliably estimated.

o)	Fees and commissions

Fees and commission income and expense which are part of and are directly allocable to the effective interest rate on a financial asset or liability are included in the calculation of the effective interest rate.

Other fee and commission income, substantially composed by account service fees, asset management fees, credit card annual charges, and collection and consortium fees are recognized, to the extent that the obligations of performance are fulfilled. The price is allocated to the provision of the monthly service, and the revenue is recognized in the result in the same manner. Other fee and commission expense relate mainly to transaction as the services are received.

p)	Income tax and social contribution

Deferred tax assets, calculated on income tax losses, social contribution losses and temporary differences, are recognized in “Deferred tax assets” and the deferred tax liabilities on tax differences in lease asset depreciation (applicable only for income tax), fair value adjustments on securities, inflation adjustment of judicial deposits, among others, are recognized in “Deferred tax liabilities”.

Deferred tax assets on temporary differences are realized when the difference between the accounting treatment and the income tax treatment reverses. Deferred tax assets on carried forward income tax and social contribution losses are realizable when taxable income is generated, up to the 30% limit of the taxable profit for the period. Deferred tax assets are recognized based on current expectations of realization considering technical studies and analyses carried out by Management.

The provision for income tax is calculated at the base rate of 15% of taxable income, plus an additional 10%. The social contribution on net income (CSLL) for financial, insurance and similar companies is calculated at the rate of 15%, 9% for other companies and 20% for banks.

Provisions were recognized for income tax and social contribution in accordance with specific applicable legislation.

The breakdown of income tax and social contribution, showing the calculations, the origin and expected use of deferred tax assets, as well as unrecognized deferred tax assets, is presented in Note 37 – Income Tax and Social Contribution.

q)	Segment reporting

Information for operating segments is consistent with the internal reports provided to the Executive Officers (being the Chief Operating Decision Makers), which are comprised by the Chief Executive Officer, Executive Vice-Presidents, Managing Officers and Deputy Officers. The Company operates in the banking and insurance segments. The banking operations include operations in retail, middle market and corporate activities, lease, international bank operations, investment banking and private banking. The Company’s banking activities are performed through its own branches located throughout the country, in branches abroad and through subsidiaries, as well as by means of our shareholding interest in other companies. The insurance segment consists of insurance operations, Pension Plans and capitalization plans which are undertaken through a subsidiary, Bradesco Seguros S.A., and its subsidiaries.

r)	Equity

Preferred shares - non-subordinated (“preferred”) have no voting rights, but have priority over common shares in reimbursement of capital, in the event of liquidation, up to the amount of the capital represented by such preferred shares, and the right to receive a minimum dividend per share that is ten percent (10%) higher than the dividend distributed per share to the holders of common shares.

i.	Share issuance costs

Incremental costs directly attributable to the issuance of shares are shown net of taxes in shareholders’ equity, thus reducing the initial book value.

ii.	Earnings per share

The Company presents basic and diluted earnings per share data. Basic earnings per share is calculated by allocating the net income attributable to shareholders between that attributable to common shareholders and that attributable to preferred shareholders and dividing this by the weighted average number of common and preferred shares, respectively, outstanding during the year. Diluted earnings per share are the same as basic earnings per share, as there are no potentially dilutive instruments.

iii.	Dividends payable

Dividends on shares are paid and provisioned during the year. In the Shareholders’ Meeting are approved at least the equivalent of 30% of the annual adjusted net income, in accordance with the Company’s Bylaws. Dividends approved and declared after the reporting date of the consolidated financial statements, are disclosed in the notes as subsequent events.

iv.	Capital transactions

Capital transactions are transactions between shareholders. These transactions modify the equity held by the controlling shareholder in a subsidiary. If there is no loss of control, the difference between the amount paid and the fair value of the transaction is recognized directly in the shareholders’ equity.